Cash and cash equivalents - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	$ 235	$ 295
Repayment of third party borrowings	165	238
Subsidiaries
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	981	1,422
Repayment of third party borrowings	$ 752	$ 1,215